Impairment Or Impairment Reversal of Mineral Properties and Other Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / Ounce
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Impairment or reversal of impairment	$ 0
Recognized impairment reversal		$ 23,699,000
Fair value assumption of assets | $ / Ounce		1,250
Discount rate of forecast asset		6.00%